Risk management - Schedule of regulatory capital phase-in coefficients (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Risk Management [Abstract]
Level 1 ordinary eligible capital (EUR million)	€ 76,741	€ 74,202	€ 72,402
Level 1 additional eligible capital (EUR million)	9,002	8,831	10,050
Level 2 eligible capital (EUR million)	16,497	14,359	14,865
Risk-weighted assets (EUR million)	€ 623,731	€ 609,266	€ 578,930
Level 1 ordinary capital coefficient (CET 1)	12.30%	12.18%	12.51%
Level 1 additional capital coefficient (AT1)	1.45%	1.45%	1.73%
Level 1 capital coefficient (TIER1)	13.75%	13.63%	14.24%
Level 2 capital coefficient (TIER 2)	2.64%	2.36%	2.57%
Total capital coefficient	16.39%	15.99%	16.81%